Revenue and expenses (Schedule of detailed information about revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Copper	$ 786,332	$ 963,063
Zinc	284,897	357,396
Gold	152,394	149,043
Silver	89,685	85,808
Molybdenum	31,270	20,995
Other	4,760	4,726
Revenue from sale of goods	1,349,338	1,581,031
Variable consideration adjustment	(16,295)	(2,655)
Pricing and volume adjustments	(12,123)	(4,101)
Revenue excluding treatment and refining charges	1,320,920	1,574,275
Treatment and refining charges	(83,481)	(101,909)
Revenue	$ 1,237,439	$ 1,472,366